Schedule of Information about Finance Revenues (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Direct financing leases	¥ 61,116	¥ 57,483	¥ 54,356
Interest on loans	110,390	118,287	144,458
Interest on investment securities	12,391	12,393	11,505
Other	2,986	3,537	3,387
Finance revenues	¥ 186,883	¥ 191,700	¥ 213,706